STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 11 – STOCK-BASED COMPENSATION

In November 2006, the Company adopted the United Community Bancorp 2006 Equity Incentive Plan (2006 Equity Incentive Plan) for the issuance of restricted stock, incentive stock options and non-statutory stock options to employees, officers and directors of the Company. The aggregate number of shares of common stock reserved and available for issuance pursuant to awards granted under the Equity Incentive Plan was 381,648, of which 272,606 were available to be issued in connection with the exercise of stock options and 109,042 were available to be issued as restricted stock. In December 2006, the Board of Directors of the Company authorized the funding of a trust that purchased 109,042 shares of the Company’s outstanding common stock to be used to fund restricted stock awards granted under the 2006 Equity Incentive Plan.

In February 2014, the Company adopted the United Community Bancorp 2014 Equity Incentive Plan (2014 Equity Incentive Plan) for the issuance of restricted stock, incentive stock options and non-statutory stock options to employees, officers and directors of the Company. The aggregate number of shares of common stock reserved and available for issuance pursuant to awards granted under the Equity Incentive Plan is 372,102, of which 275,099 are available to be issued in connection with the exercise of stock options and 97,003 are available to be issued in the form of restricted stock and performance shares. In 2014, the Board of Directors of the Company authorized the funding of a trust that purchased 97,003 shares of the Company’s outstanding common stock to be used to fund restricted stock awards granted under the 2014 Equity Incentive Plan.

In April 2014, the Company granted awards as follows:

	Number issued under the
	2006 Incentive	2014 Incentive	Total
Award Type	Stock Plan	Stock Plan	Awarded
Restricted share awards	13,310	65,260	78,570
Incentive stock options	36,802	128,258	165,060
Non-statutory stock options	-	57,771	57,771

	50,112	251,289	301,401

These awards vest at 20% annually from April 2015 through April 2019. As of June 30, 2015, 80% of all awards granted during the year ended June 30, 2015 remained outstanding and unvested. Total recognized compensation expense was $262,000 and $44,000 for the years ended June 30, 2015 and 2014, respectively. The unvested expense as of June 30, 2015 that will be recorded as expense in future periods is $1,003,000. The time over which this expense will be recorded will be recorded is 46 months. This expense has been calculated for stock options using the following assumptions: expected volatility of 14.22%, risk-free interest rate of 2.70%, expected term of ten years and expected dividend yield of 2.12%.

Of awards granted in December 2006, 126,523 incentive stock options and 101,101 non-statutory stock options are fully vested and remain outstanding as of June 30, 2015. There was no compensation expense recognized for the years ended June 30, 2015 and 2014, nor is there any remaining unvested expense as of June 30, 2015 that will be recorded as expense in future periods.

Information related to stock options for the years ended June 30, 2015 and 2014 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term

Outstanding at June 30, 2013	227,626	17.54
Granted	222,831	11.33
Forfeited	—	—
Exercised	—	—
Outstanding at June 30, 2014	450,457	14.47
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at June 30, 2015	450,457	14.47	5.1 years

Exercisable at June 30, 2015	272,192	16.52	2.7 years

Fair value of options		$2.75

A summary of the status of unvested stock options for the years ended June 30, 2015 and 2014 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value

Outstanding at June 30, 2013	—	—
Granted	222,831	1.88
Vested	—	—
Forfeited	—	—
Outstanding at June 30, 2014	222,831	1.88
Granted	—	—
Vested	(44,566)	1.88
Forfeited	—	—
Outstanding at June 30, 2015	178,265	1.88

Information related to restricted stock grants for the years ended June 30, 2015 and 2014 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value

Outstanding at June 30, 2013	—	—
Granted	78,570	11.33
Vested	—	—
Forfeited	—	—
Outstanding at June 30, 2014	78,570	11.33
Granted	—	—
Vested	(15,714)	11.33
Forfeited	—	—
Outstanding at June 30, 2015	62,856	11.33